UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; November 13,2003
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      150

Form 13F Information Table Value Total: 98262

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Company
Common
88579Y101
718
10400
Sole



Abbott Laboratories
Common
002824100
838
19700
Sole



AFLAC Incorporated
Common
001055102
274
8500
Sole



Alcoa Inc.
Common
013817101
368
14100
Sole



Allstate Corporation
Common
020002101
310
8500
Sole



Alltel Corporation
Common
020039103
301
6500
Sole



Altria Group, Inc.
Common
02209S103
1423
32500
Sole



American Electric Power
Common
025537101
246
8200
Sole



American Express Company
Common
025816109
707
15700
Sole



American Int'l Group, Inc
Common
026874107
2098
36362
Sole



Amgen, Inc.
Common
031162100
1039
16100
Sole



Analog Devices, Inc.
Common
012911103
292
7700
Sole



Anheuser-Busch Companies,
Common
035229103
414
8400
Sole



AOL Time Warner
Common
78387G103
849
56250
Sole



Applied Materials, Inc.
Common
038222105
538
29700
Sole



Archer-Daniels-Midland Co
Common
039483102
145
11110
Sole



AT&T Corp.
Common
001957505
213
9920
Sole



AT&T Wireless Services
Common
00209A106
254
31123
Sole



Automatic Data Processing
Common
053015103
444
12400
Sole



Bank of America Corp
Common
060505104
1490
19100
Sole



Bank of New York Co.
Common
064057102
343
11800
Sole



Bank One Corporation
Common
06423A103
626
16200
Sole



Baxter International Inc.
Common
071813109
302
10400
Sole



BB&T Corporation
Common
054937107
219
6100
Sole



BellSouth Corporation
Common
079860102
596
25200
Sole



Best Buy Co., Inc.
Common
086516101
344
7250
Sole



Boeing Company
Common
097023105
525
15300
Sole



Boston Scientific Corp.
Common
101137107
382
6000
Sole



Bristol-Myers Squibb Co.
Common
110122108
628
24500
Sole



Cardinal Health, Inc.
Common
14149Y108
405
6950
Sole



Carnival Corporation
Common
143658300
332
10100
Sole



Caterpillar Inc.
Common
149123101
371
5400
Sole



Cendant Corporation
Common
151313103
244
13100
Sole



Charles Schwab Corp.
Common
808513105
198
16700
Sole



ChevronTexaco Corporation
Common
166764100
1140
15967
Sole



Cisco Systems, Inc.
Common
17275R102
1854
94900
Sole



Citigroup Inc.
Common
172967101
3012
66200
Sole



Clear Channel Comm
Common
184502102
287
7500
Sole



Coca-Cola Company
Common
191216100
1477
34400
Sole



Colgate-Palmolive Company
Common
194162103
486
8700
Sole



Comcast Corporation
Common
200300101
495
16045
Sole



Comcast Corporation - Class A Special Common Stock
Common Cl A
20030N200
342
11600
Sole



Computer Associates Inter
Common
204912109
271
10400
Sole



Concord EFS, Inc.
Common
206197105
136
10000
Sole



ConocoPhillips
Common
20825C104
432
7906
Sole



Corning Incorporated
Common
219350105
98
10500
Sole



Dell, Inc.
Common
24702R101
1048
31400
Sole



Dominion Resources, Inc.
Common
25746U109
439
7100
Sole



Dow Chemical Company
Common
260543103
410
12600
Sole



Duke Energy Corporation
Common
264399106
261
14700
Sole



E.I. DuPont de Nemours
Common
263534109
512
12800
Sole



Electronic Data Systems
Common
285661104
252
12500
Sole



Eli Lilly & Co.
Common
532457108
885
14900
Sole



EMC Corporation
Common
268648102
246
19500
Sole



Emerson Electric Co.
Common
291011104
421
8000
Sole



Exelon Corporation
Common
300657103
254
4000
Sole



Exxon Mobil Corporation
Common
30231G102
3001
82000
Sole



Fannie Mae
Common
313586109
659
9400
Sole



FedEx Corporation
Common
31428X106
289
4500
Sole



Fifth Third Bancorp
Common
316773100
502
9100
Sole



First Data Corporation
Common
319963104
399
10000
Sole



FirstEnergy Corp.
Common
337932107
239
7500
Sole



FleetBoston Financial
Common
339030108
497
16500
Sole



Ford Motor Company
Common
345370860
296
27500
Sole



Freddie Mac
Common
313400301
596
11400
Sole



Gannett Co., Inc.
Common
364730101
426
5500
Sole



Gap, Inc.
Common
364760108
207
12100
Sole



General Dynamics Corp.
Common
369550108
241
3100
Sole



General Electric Company
Common
369604103
3821
128200
Sole



General Mills, Inc.
Common
370334104
235
5000
Sole



General Motors Corp
Common
370442105
388
9500
Sole



Genzyme Corporation
Common
372917104
231
5000
Sole



Gillette Company
Common
375766102
454
14200
Sole



GLOBAL MULTIMEDIA TR
Common
36239Q109
293
37700
Sole



GNL AMER INVESTORS
Common
368802104
288
10500
Sole



Goldman Sachs Group
Common
38141G104
377
4500
Sole



Harley-Davidson, Inc.
Common
412822108
356
7400
Sole



Hartford Financial Svcs
Common
416515104
426
8100
Sole



HCA Inc.
Common
404119109
224
6100
Sole



Hewlett-Packard Company
Common
428236103
614
31742
Sole



Home Depot, Inc.
Common
437076102
1031
32400
Sole



Honeywell International
Common
438516106
492
18700
Sole



HSBC Holdings plc (ADR)
Common
404280406
317
4814
Sole



Illinois Tool Works Inc.
Common
452308109
324
4900
Sole



Intel Corporation
Common
458140100
2574
93600
Sole



International Paper Co
Common
460146103
362
9300
Sole



Int'l Business Machines C
Common
459200101
2217
25100
Sole



J.P. Morgan Chase & Co.
Common
616880100
923
26900
Sole



John Hancock Financial
Common
41014S106
202
6000
Sole



Johnson & Johnson
Common
478160104
1738
35100
Sole



Kimberly-Clark Corp.
Common
494368103
482
9400
Sole



Kohl's Corporation
Common
500255104
240
4500
Sole



Kroger Co.
Common
501044101
203
11400
Sole



Lehman Brothers Holdings
Common
524908100
248
3600
Sole



Lockheed Martin Corp
Common
539830109
415
9000
Sole



Lowe's Companies, Inc.
Common
548661107
581
11200
Sole



Lucent Technologies Inc.
Common
549463107
63
29300
Sole



Marsh & McLennan Co's
Common
571748102
533
11200
Sole



Masco Corporation
Common
574599106
215
8800
Sole



MBNA Corporation
Common
55262L100
379
16650
Sole



McDonald's Corporation
Common
580135101
393
16700
Sole



Medtronic, Inc.
Common
585055106
863
18400
Sole



Mellon Financial Corp.
Common
58551A108
274
9100
Sole



Merck & Co., Inc.
Common
589331107
1225
24200
Sole



Merrill Lynch & Co., Inc.
Common
590188108
711
13300
Sole



MetLife, Inc.
Common
59156R108
342
12200
Sole



Micron Technology, Inc.
Common
595112103
142
10600
Sole



Microsoft Corporation
Common
594918104
4143
149100
Sole



Morgan Stanley
Common
617446448
615
12200
Sole



Motorola, Inc.
Common
620076109
356
29800
Sole



National City Corporation
Common
635405103
220
7500
Sole



Omnicom Group Inc.
Common
681919106
294
4100
Sole



Oracle Corporation
Common
68389X105
753
67200
Sole



Paychex, Inc.
Common
704326107
312
9200
Sole



PepsiCo, Inc.
Common
713448108
1067
23300
Sole



Pfizer Inc.
Common
717081103
2771
91220
Sole



Procter & Gamble Co.
Common
742718109
1420
15300
Sole



Prudential Financial, Inc
Common
744320102
280
7500
Sole



QUALCOMM, Inc.
Common
747525103
308
7400
Sole



Royce Focus Trust
Common
78080N108
300
39400
Sole



Salomon Brothers Fund
Common
795477108
197
18400
Sole



Sara Lee Corp.
Common
803111103
190
10400
Sole



SBC Communications Inc.
Common
78387G103
1039
46700
Sole



Schering-Plough Corp.
Common
806605101
275
18100
Sole



Schlumberger Limited
Common
806857108
469
9700
Sole



Solectron Corporation
Common
834182107
72
12400
Sole



Southern Company
Common
842587107
216
7400
Sole



Southwest Airlines Co.
Common
844741108
222
12550
Sole



Sprint FON Group
Common
852061100
167
11100
Sole



Sun Microsystems, Inc.
Common
866810104
147
44600
Sole



Target Corporation
Common
87612E106
447
11900
Sole



Texas Instruments Inc
Common
882508104
542
23800
Sole



The Zweig Fund Inc.
Common
989834106
473
101400
Sole



Tri-Continental Corp.
Common
895436103
2136
142800
Sole



Tyco International Ltd.
Common
902124106
633
30997
Sole



U.S. Bancorp
Common
902973304
626
26101
Sole



United Parcel Service
Common
911312106
1020
16000
Sole



United Technologies Corpo
Common
913017109
571
7400
Sole



UnitedHealth Group Inc.
Common
91324P102
503
10000
Sole



Verizon Communications
Common
92343V104
1102
34000
Sole


Viacom Inc.
Common, Cl B
925524308
781
20400
Sole


Wachovia Corporation
Common
929903102
626
15200
Sole



Walgreen Company
Common
931422109
410
13400
Sole



Wal-Mart Stores, Inc.
Common
931142103
3194
57200
Sole



Walt Disney Company
Common
254928104
512
25400
Sole



Washington Mutual Inc.
Common
939322103
519
13200
Sole



Waste Management, Inc.
Common
94106L109
248
9500
Sole



Wells Fargo & Company
Common
949746101
1143
22200
Sole



Wyeth
Common
983024100
829
18000
Sole



Yahoo! Inc.
Common
984332106
332
9400
Sole